SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Mortgage Servicing Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capitalized MSRs
Balance at beginning of period	$ 1,845
Balance at end of period	1,781	$ 1,845
Mortgage servicing rights
Classification of Securitizations
Fair value of capitalized mortgage servicing rights	1,800	1,800
Principal amount of loans and other financial instruments	198,000	224,000
Capitalized MSRs
Balance at beginning of period	1,845	2,718
Originations	214	217
Changes in fair value of MSRs due to changes in inputs and assumptions	110	(344)
Other changes	(350)	(429)
Sale of MSRs	(38)	(317)
Balance at end of period	1,781	1,845	$ 2,718
MSR fees
Servicing fees	552	638	800
Late fees	16	25	42
Ancillary fees	31	56	100
Total MSR fees	599	719	$ 942
Mortgage securitizations - Non-agency-sponsored
Re-securitizations
Original par value of securities transferred to re-securitization entities	885	1,200
Fair value of re-securitizations deals in which the entity holds a retained interest	428	545
Market value of retained interest related to re-securitization transaction	132	194
Original par value of re-securitizations deals in which the entity holds a retained interest	3,700	5,100
Senior interests
Re-securitizations
Fair value of re-securitizations deals in which the entity holds a retained interest	18	133
Subordinated interests
Re-securitizations
Fair value of re-securitizations deals in which the entity holds a retained interest	410	412
U.S. government-sponsored agency guaranteed
Re-securitizations
Fair value of re-securitizations deals in which the entity holds a retained interest	1,800	1,800
Market value of retained interest related to re-securitization transaction	1,500	1,500
Securities transferred to re-securitization entities	17,800	22,500
Original fair value of re-securitizations deals in which the entity holds a retained interest	65,000	73,000
Citicorp | Mortgage servicing rights
Classification of Securitizations
Fair value of capitalized mortgage servicing rights	$ 1,700	$ 1,700